UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                   USAA FIRST START
                         GROWTH Fund

                         [GRAPHIC OF USAA FIRST START GROWTH FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       17

    Financial Statements                                                    18

    Notes to Financial Statements                                           21

    Expense Example                                                         34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                             WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]          GRADUALLY RISE OVER THE COURSE OF 2005,
                                          BUT DON'T THINK MARKET CONDITIONS WILL
                                              DRIVE LONG-TERM RATES OVER 5%.

                                                            "

                                                                   February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that provide goods or services Marsico Capital Management, LLC believes are familiar to young people.

--------------------------------------------------------------------------------
                                       1/31/05                 7/31/04
--------------------------------------------------------------------------------
Net Assets                         $212.9 Million           $188.9 Million
Net Asset Value Per Share              $9.25                    $8.27

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*        1 YEAR        5 YEARS       SINCE INCEPTION ON 8/1/97
     11.85%                 6.81%        -10.53%               -0.88%

*TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER LARGE-CAP       RUSSELL 1000       LIPPER LARGE-CAP       USAA FIRST
                GROWTH FUNDS             GROWTH            GROWTH FUNDS         START GROWTH
                   AVERAGE               INDEX                INDEX                FUND
               ----------------       ------------       -----------------      ----------
8/1/1997          $10000.00            $10000.00            $10000.00           $10000.00
 8/31/97            9578.79              9414.70              9454.60             9470.00
 9/30/97           10102.66              9877.99              9976.81             9930.00
10/31/97            9733.30              9512.89              9630.44             9590.00
11/30/97            9918.48              9916.95              9844.50             9860.00
12/31/97           10052.41             10028.04              9978.81             9980.00
 1/31/98           10189.67             10327.90             10155.44            10250.00
 2/28/98           11014.72             11104.78             10930.94            11300.00
 3/31/98           11524.28             11547.47             11439.56            11630.00
 4/30/98           11693.28             11707.26             11631.30            12000.00
 5/31/98           11385.30             11375.06             11371.17            11590.00
 6/30/98           12039.10             12071.74             12022.06            12280.00
 7/31/98           11914.42             11991.83             12016.38            12270.00
 8/31/98            9954.16             10192.15             10053.99            10300.00
 9/30/98           10657.05             10975.08             10785.33            10773.09
10/31/98           11346.34             11857.16             11480.91            11851.41
11/30/98           12126.28             12759.08             12269.24            12667.70
12/31/98           13385.27             13909.56             13618.34            14018.12
 1/31/99           14252.44             14726.31             14502.45            14693.32
 2/28/99           13668.39             14053.56             13907.12            14380.91
 3/31/99           14455.73             14793.71             14697.66            15338.30
 4/30/99           14571.72             14812.62             14747.89            15388.69
 5/31/99           14160.63             14357.39             14259.33            15066.20
 6/30/99           15135.51             15363.05             15250.52            16164.67
 7/31/99           14692.78             14874.79             14771.90            15560.01
 8/31/99           14662.28             15117.84             14774.95            15267.75
 9/30/99           14554.04             14800.26             14625.02            14792.08
10/31/99           15555.42             15917.94             15746.54            15419.37
11/30/99           16487.61             16776.78             16524.77            16026.44
12/31/99           18576.80             18521.69             18359.90            17078.68
 1/31/00           17880.37             17653.24             17622.99            16319.85
 2/29/00           19292.05             18516.23             18549.84            17078.68
 3/31/00           20254.68             19841.54             19851.68            17999.39
 4/30/00           19040.63             18897.39             18315.56            17645.27
 5/31/00           17944.14             17945.79             17261.20            17230.44
 6/30/00           19210.45             19305.86             18402.76            17857.74
 7/31/00           18791.20             18501.04             18029.92            17361.97
 8/31/00           20424.04             20176.20             19589.30            18717.74
 9/30/00           19081.15             18267.63             18095.42            17260.80
10/31/00           18142.51             17403.25             17138.59            16380.56
11/30/00           15829.77             14837.89             14839.14            13770.19
12/31/00           15950.13             14368.39             14746.91            14276.07
 1/31/01           16262.73             15361.05             15176.02            15125.96
 2/28/01           14043.11             12753.17             12826.54            12363.83
 3/31/01           12724.83             11365.40             11493.94            11008.06
 4/30/01           13977.15             12802.82             12727.91            12424.54
 5/31/01           13858.08             12614.40             12631.13            12151.36
 6/30/01           13425.29             12322.26             12267.17            11847.83
 7/31/01           12962.81             12014.30             11827.52            10997.94
 8/31/01           11939.76             11031.84             10928.42             9955.82
 9/30/01           10769.83              9930.40              9829.56             8225.69
10/31/01           11172.57             10451.40             10237.20             8883.34
11/30/01           12164.77             11455.42             11175.23             9712.99
12/31/01           12228.94             11433.89             11227.06             9621.93
 1/31/02           11921.24             11231.90             10973.34             9429.70
 2/28/02           11435.65             10765.78             10519.10             9136.28
 3/31/02           11899.35             11138.15             10942.37             9520.76
 4/30/02           11139.09             10229.10             10213.79             8832.75
 5/31/02           10910.32              9981.63             10027.61             8751.81
 6/30/02           10035.42              9058.28              9211.00             7851.34
 7/31/02            9235.69              8560.30              8517.81             7122.86
 8/31/02            9269.84              8585.89              8564.90             7122.86
 9/30/02            8450.32              7695.29              7735.06             6869.92
10/31/02            9095.48              8401.19              8330.48             7132.98
11/30/02            9473.40              8857.50              8675.35             7082.39
12/31/02            8809.51              8245.66              8070.88             6768.74
 1/31/03            8627.20              8045.58              7884.69             6667.56
 2/28/03            8547.49              8008.63              7799.97             6586.62
 3/31/03            8707.41              8157.68              7946.26             6788.98
 4/30/03            9320.29              8760.83              8528.13             7143.10
 5/31/03            9799.39              9198.13              8945.86             7527.57
 6/30/03            9881.94              9324.78              9019.94             7659.10
 7/31/03           10142.89              9556.81              9281.53             7962.63
 8/31/03           10374.78              9794.50              9509.88             8154.87
 9/30/03           10163.73              9689.65              9307.45             8104.28
10/31/03           10778.29             10233.89              9872.07             8660.75
11/30/03           10864.35             10341.04              9966.00             8630.40
12/31/03           11178.23             10698.66             10246.98             8711.34
 1/31/04           11376.06             10917.16             10443.40             8761.93
 2/29/04           11434.06             10986.51             10488.61             8903.58
 3/31/04           11300.62             10782.71             10371.63             8923.81
 4/30/04           11059.92             10657.36             10138.80             8670.87
 5/31/04           11283.99             10856.00             10322.47             8751.81
 6/30/04           11456.32             10991.66             10470.17             8812.52
 7/31/04           10775.42             10370.27              9851.01             8367.34
 8/31/04           10689.03             10319.06              9781.52             8468.51
 9/30/04           10924.20             10417.20             10010.72             8802.40
10/31/04           11091.10             10579.67             10131.38             8741.69
11/30/04           11562.97             10943.60             10583.36             9207.11
12/31/04           12000.57             11372.68             11010.66             9702.87
 1/31/05           11578.26             10993.42             10631.70             9358.87

                                    [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/1/97 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE AND INDEX AND THE RUSSELL 1000 GROWTH INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypo-thetical investment in the USAA First Start Growth Fund to the following benchmarks:

                 o The Lipper Large-Cap Growth Funds Average is an average
                   performance level of all large-capitalization growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

THOMAS F. MARSICO
  Marsico Capital Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA First Start Growth Fund had a total return of 11.85% for the six months ended January 31, 2005. For comparison, we look at how other funds in the large-cap growth fund category performed, and also at an unmanaged index, the Russell 1000 Growth Index. During the period, the Lipper Large-Cap Growth Funds Average had a total return of 7.42%, the Lipper Large-Cap Growth Funds Index had a total return of 7.93%, and the Russell 1000 Growth Index had a total return of 6.01%. So, your Fund did quite well; it is important, however, to remember that six months is a relatively short time when it comes to investing in the stock market.

WHY DID THE FUND PERFORM SO WELL?

                 One critical lesson in investing is that even the best ideas may not work all the time. When we last reported to you in the July 31, 2004, annual report, we noted that our holdings in diversified financial companies hurt our performance. They turned around in this six-month reporting period, gaining 24% in aggregate. These positions, which include SLM Corp. (Sallie
                 Mae), Citigroup, Inc., Merrill Lynch & Co., Inc., and Goldman Sachs Group, Inc., rallied with the overall improvement in investor confidence.

                 Health care was another area of strength. Longtime holding UnitedHealth Group, Inc. rose by 41% during the period, making it the single largest positive contributor to the Fund's performance. The company provides a wide variety of health care services, has a dominant and growing market share in a steadily growing

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 industry and, in our opinion, makes excellent use of technology and databases to identify appropriate health care solutions.

                 Although the Fund had a relatively modest allocation to the information technology sector, the holdings were significant contributors to investment results. One holding, Electronic Arts Inc., rose 28% and exemplifies our consumer-related approach to investing in the sector. A home entertainment software developer that's produced games such as "Madden NFL 2004," "NBA Live 2004," "The Sims," "The Lord of the Rings," and "James Bond 007," Electronic Arts Inc. has been steadily gaining share in fast-growing markets and has successfully expanded beyond sports.

                 Industrial companies Caterpillar, Inc., FedEx Corp., and General Electric Co. posted solid gains, and we believe these companies may benefit from growth in emerging-market countries such as China and India. Our holdings in the hotel/leisure and homebuilding sectors also did well.

                 Sometimes it's just as important to not own certain companies as it is to own strong performers. For instance, the Fund had a low weighting in semiconductor and semiconductor-equipment companies. This proved beneficial during the six-month period because the semiconductor industry struggled amid concerns that inventories might be too high.

WERE THERE ANY AREAS OF WEAKNESS?

                 Sure. Stock selection in the retailing industry was the primary detractor, with holding Tiffany & Co. declining 12% over the period. Stock selection was weak in telecommunications because the Fund's sole position, Verizon Communications, declined by more than 5% before we sold it. Our media-related holdings declined by 6% in aggregate, while the media sector as a whole enjoyed 12% average price gains. Specific detractors in media

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 included Clear Channel Communications Inc. and Reuters Group, which declined by 14% and 3%, respectively, before we sold them.

HOW IS THE FUND POSITIONED MOVING INTO THE
SECOND HALF OF THE REPORTING YEAR?

                 As of January 31, 2005, the Fund's economic sector allocations emphasize health care, consumer discretionary, financial, industrial, and information technology companies. The Fund has little or no exposure to energy, utilities, or materials sectors.

                 We thank you, the Fund's shareholders, for your confidence and support, and we encourage you to learn all you can about investing.

                              [LOGO OF LIPPER LEADER
                              ----------------------
                                  TAX EFFICIENCY]

                 The Fund is listed as a Lipper Leader for Tax Efficiency of 544 funds within the Lipper Large-Cap Growth Funds category for the overall period ending January 31, 2005.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 544 AND 425 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS
----------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
----------------------------------------------------------

UnitedHealth Group, Inc.                             8.0%

SLM Corp.                                            5.4%

General Electric Co.                                 5.0%

Citigroup, Inc.                                      4.3%

Genentech, Inc.                                      4.3%

Countrywide Financial Corp.                          3.9%

FedEx Corp.                                          3.8%

Procter & Gamble Co.                                 3.8%

Electronic Arts, Inc.                                3.2%

Caterpillar, Inc.                                    3.1%
----------------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     ASSET ALLOCATION
                        01/31/2005

               [PIE CHART OF ASSET ALLOCATION]

Health Care                                          24.5%
Financials                                           21.2%
Consumer Discretionary                               16.7%
Industrials                                          16.7%
Information Technology                               10.0%
Money Market Instruments                              6.1%
Consumer Staples                                      5.6%
Materials                                             0.5%

                         [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (95.2%)

             AEROSPACE & DEFENSE (2.5%)
   29,590    General Dynamics Corp.                                     $  3,055
   22,597    Lockheed Martin Corp.                                         1,306
   10,512    United Technologies Corp.                                     1,059
                                                                        --------
                                                                           5,420
                                                                        --------
             AIR FREIGHT & LOGISTICS (3.8%)
   84,334    FedEx Corp.                                                   8,066
                                                                        --------
             BIOTECHNOLOGY (4.3%)
  192,389    Genentech, Inc.*                                              9,179
                                                                        --------
             COMMUNICATIONS EQUIPMENT (3.7%)
   46,096    LM Ericsson Telephone Co. ADR "B" (Sweden)*                   1,352
  175,772    QUALCOMM, Inc.                                                6,546
                                                                        --------
                                                                           7,898
                                                                        --------
             COMPUTER HARDWARE (3.1%)
  156,729    Dell, Inc.*                                                   6,545
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
   75,130    Caterpillar, Inc.                                             6,694
                                                                        --------
             CONSUMER ELECTRONICS (0.3%)
    5,128    Harman International Industries, Inc.                           624
                                                                        --------
             CONSUMER FINANCE (5.4%)
  230,316    SLM Corp.                                                    11,560
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (1.0%)
   25,528    UBS AG (Switzerland)                                          2,077
                                                                        --------
             DRUG RETAIL (1.0%)
   46,088    CVS Corp.                                                     2,136
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   19,704    Monsanto Co.                                                  1,067
                                                                        --------
             FOOTWEAR (2.4%)
   57,876    Nike, Inc. "B"                                                5,014
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (1.4%)
   60,032    Target Corp.                                               $  3,048
                                                                        --------
             HEALTH CARE EQUIPMENT (6.6%)
   20,569    Boston Scientific Corp.*                                        680
   66,081    Medtronic, Inc.                                               3,469
  103,782    St. Jude Medical, Inc.*                                       4,077
   10,312    Wright Medical Group, Inc.*                                     283
   69,275    Zimmer Holdings, Inc.*                                        5,462
                                                                        --------
                                                                          13,971
                                                                        --------
             HEALTH CARE SERVICES (1.5%)
   34,045    Quest Diagnostics, Inc.                                       3,244
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (3.2%)
  105,387    Electronic Arts, Inc.*                                        6,781
                                                                        --------
             HOME IMPROVEMENT RETAIL (2.9%)
  108,416    Lowe's Companies, Inc.                                        6,179
                                                                        --------
             HOMEBUILDING (4.7%)
   16,573    KB Home                                                       1,801
   71,309    Lennar Corp. "A"                                              4,027
    3,590    Lennar Corp. "B"                                                186
   38,751    M.D.C. Holdings, Inc.                                         2,821
   14,841    Toll Brothers, Inc.*                                          1,158
                                                                        --------
                                                                           9,993
                                                                        --------
             HOUSEHOLD PRODUCTS (3.8%)
  150,777    Procter & Gamble Co.                                          8,026
                                                                        --------
             INDUSTRIAL CONGLOMERATES (7.3%)
  292,873    General Electric Co.                                         10,581
  138,131    Tyco International Ltd. (Bermuda)                             4,992
                                                                        --------
                                                                          15,573
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (4.7%)
   46,820    Goldman Sachs Group, Inc.                                     5,050
   82,209    Merrill Lynch & Co., Inc.                                     4,938
                                                                        --------
                                                                           9,988
                                                                        --------
             LEISURE PRODUCTS (0.1%)
    6,333    Brunswick Corp.                                                 292
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MANAGED HEALTH CARE (9.3%)
    5,440    Aetna, Inc.                                                $    691
   15,708    PacifiCare Health Systems, Inc. "A"*                            966
  191,312    UnitedHealth Group, Inc.                                     17,008
    9,538    WellPoint, Inc.*                                              1,159
                                                                        --------
                                                                          19,824
                                                                        --------
             MOTORCYCLE MANUFACTURERS (0.4%)
   14,345    Harley-Davidson, Inc.                                           862
                                                                        --------
             MOVIES & ENTERTAINMENT (0.3%)
    8,050    Pixar, Inc.*                                                    702
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.3%)
  185,417    Citigroup, Inc.                                               9,095
                                                                        --------
             PHARMACEUTICALS (2.8%)
  244,361    Pfizer, Inc.                                                  5,904
                                                                        --------
             PUBLISHING (0.1%)
    3,963    Getty Images, Inc.*                                             276
                                                                        --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    3,435    St. Joe Co.                                                     236
                                                                        --------
             REGIONAL BANKS (0.5%)
   22,817    UCBH Holdings, Inc.                                           1,005
                                                                        --------
             RESTAURANTS (2.6%)
   61,222    Starbucks Corp.*                                              3,306
   46,402    Yum! Brands, Inc.                                             2,151
                                                                        --------
                                                                           5,457
                                                                        --------
             SOFT DRINKS (0.8%)
   29,676    PepsiCo, Inc.                                                 1,594
                                                                        --------
             SPECIALIZED FINANCE (1.3%)
   13,339    Chicago Mercantile Exchange Holdings, Inc.                    2,861
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALTY STORES (1.5%)
   51,377    Bed Bath & Beyond, Inc.*                                   $  2,070
   34,379    Tiffany & Co.                                                 1,080
                                                                        --------
                                                                           3,150
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (3.9%)
  223,275    Countrywide Financial Corp.                                   8,261
                                                                        --------
             Total common stocks (cost: $156,741)                        202,602
                                                                        --------
             MONEY MARKET INSTRUMENTS (6.1%)

             MONEY MARKET FUNDS(a)
4,726,542    SSgA Money Market Fund, 1.99%                                 4,727
8,240,004    SSgA Prime Money Market Fund, 2.19%                           8,240
                                                                        --------
             Total money market instruments (cost: $12,966)               12,967
                                                                        --------

             TOTAL INVESTMENTS (COST: $169,707)                         $215,569
                                                                        ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value                           $215,569
     (identified cost of $169,707)
   Cash                                                                      301
   Receivables:
      Capital shares sold                                                    196
      Dividends and interest                                                 132
      Securities sold                                                      2,789
      USAA Investment Management Company (Note 7D)                           306
                                                                        --------
         Total assets                                                    219,293
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 5,955
      Capital shares redeemed                                                265
   Accrued management fees                                                   137
   Accrued transfer agent's fees                                               2
   Other accrued expenses and payables                                        73
                                                                        --------
         Total liabilities                                                 6,432
                                                                        --------
            Net assets applicable to capital shares outstanding         $212,861
                                                                        ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                      $281,028
   Accumulated undistributed net investment loss                            (586)
   Accumulated net realized loss on investments                         (113,443)
   Net unrealized appreciation of investments                             45,862
                                                                        --------
            Net assets applicable to capital shares outstanding         $212,861
                                                                        ========
   Capital shares outstanding                                             23,017
                                                                        ========
   Authorized shares of $.01 par value                                    95,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   9.25
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                            $   919
   Interest                                                                  33
                                                                        -------
      Total income                                                          952
                                                                        -------
EXPENSES
   Management fees                                                          767
   Administrative and servicing fees                                        153
   Transfer agent's fees                                                  1,233
   Custody and accounting fees                                               45
   Postage                                                                  113
   Shareholder reporting fees                                                49
   Directors' fees                                                            3
   Registration fees                                                         16
   Professional fees                                                         20
   Other                                                                      3
                                                                        -------
      Total expenses                                                      2,402
   Expenses reimbursed                                                     (919)
   Expenses paid indirectly                                                 (14)
                                                                        -------
      Net expenses                                                        1,469
                                                                        -------
NET INVESTMENT LOSS                                                        (517)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                            94
      Foreign currency transactions                                          (3)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        22,623
      Foreign currency translations                                           1
                                                                        -------
         Net realized and unrealized gain                                22,715
                                                                        -------
Increase in net assets resulting from operations                        $22,198
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                 1/31/2005        7/31/2004
                                                                 --------------------------
FROM OPERATIONS
   Net investment loss                                            $   (517)        $   (948)
   Net realized gain on investments                                     94            9,213
   Net realized loss on foreign currency transactions                   (3)             (51)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   22,623               38
      Foreign currency translations                                      1              (38)
                                                                  -------------------------
         Increase in net assets resulting from operations           22,198            8,214
                                                                  -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        15,971           37,664
   Cost of shares redeemed                                         (14,253)         (23,029)
                                                                  -------------------------
      Increase in net assets from capital
         share transactions                                          1,718           14,635
                                                                  -------------------------
Net increase in net assets                                          23,916           22,849

NET ASSETS
      Beginning of period                                          188,945          166,096
                                                                  -------------------------
      End of period                                               $212,861         $188,945
                                                                  =========================
   Accumulated undistributed net investment loss:
      End of period                                               $   (586)        $    (70)
                                                                  =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       1,791            4,435
   Shares redeemed                                                  (1,608)          (2,701)
                                                                  -------------------------
      Increase in shares outstanding                                   183            1,734
                                                                  =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    repurchase agreements. As of January 31, 2005, the Fund did not invest in any repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $14,000 and less than $500, respectively, resulting in a total reduction in Fund expenses of $14,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. However, because Bank of America is an affiliate the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund could not initiate any borrowings from the $50 million Bank of America commitment. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $113,242,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                 CAPITAL LOSS CARRYOVERS
                    -----------------------------------------------
                       EXPIRES                           BALANCE
                    -------------                      ------------
                        2009                           $  7,366,000
                        2010                             64,833,000
                        2011                             41,043,000
                                                       ------------
                                              Total    $113,242,000
                                                       ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $60,886,000 and $63,773,000, respectively.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $47,086,000 and $1,224,000, respectively, resulting in net unrealized appreciation of $45,862,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2005.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $767,000, which is net of a performance adjustment of less than $(500) that did not affect the base management fee of 0.75%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital, under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2005, the Manager paid Marsico Capital subadvisory fees of $204,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $153,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.45% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund incurred reimbursable expenses of $919,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,233,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                          YEAR ENDED JULY 31,
                                    ------------------------------------------------------------------------------------------
                                        2005              2004            2003            2002            2001            2000
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $   8.27          $   7.87        $   7.04        $  10.87        $  17.17        $  15.44
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                  (.02)(a)          (.04)(a)        (.05)(a)        (.07)(a)        (.16)(a)        (.15)(a)
   Net realized and unrealized
      gain (loss)                       1.00(a)            .44(a)          .88(a)        (3.76)(a)       (6.14)(a)        1.94(a)
                                    ------------------------------------------------------------------------------------------
Total from investment operations         .98(a)            .40(a)          .83(a)        (3.83)(a)       (6.30)(a)        1.79(a)
Less distributions:
   From realized capital gains             -                 -               -               -               -            (.06)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $   9.25          $   8.27        $   7.87        $   7.04        $  10.87        $  17.17
                                    ==========================================================================================
Total return (%)*                      11.85              5.08           11.79          (35.23)         (36.66)          11.58
Net assets at end of period (000)   $212,861          $188,945        $166,096        $129,167        $185,843        $248,990
Ratio of expenses to average net
   assets (%)**                         1.45(b,c,d)       1.45(c,d)       1.45(c,d)       1.45(c,d)       1.65(c,d)       1.65(c,d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                 2.35(b,c)         2.41(c)         3.17(c)         3.02(c)         2.18(c)         1.95(c)
Ratio of net investment loss
   to average net assets (%)**          (.51)(b)          (.50)           (.66)           (.75)          (1.17)           (.92)
Portfolio turnover (%)                 30.97             83.82          118.90          158.95           59.27           52.58

  * Assumes reinvestment of all realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2005, average net assets were $202,978,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2005, average shares were 22,880,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.01%)            (.04%)          (.03%)             -               -               -
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.45% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.65%.

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2004 -
                                   AUGUST 1, 2004        JANUARY 31, 2005        JANUARY 31, 2005
                                  ---------------------------------------------------------------
Actual                               $1,000.00              $1,118.50                  $7.66
Hypothetical
   (5% return before expenses)        1,000.00               1,017.97                   7.30

*Expenses are equal to the Fund's annualized expense ratio of 1.44%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 11.85% for the six-month period of August 1, 2004, through January 31, 2005.

36

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31703-0305                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.